Shareholder Report, Line Graph (Details) 190591_Baird Equity Opportunity Fund_Institutional Class Shares_TSR Annual {Institutional Class Shares} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025
Institutional Class Shares
Account Value [Line Items]
Line Graph and Table Measure Name											Institutional Class Shares | BSVIX
Accumulated Value	$ 20,594	$ 16,606	$ 14,599	$ 16,507	$ 13,825	$ 13,442	$ 11,353	$ 13,588	$ 11,511	$ 10,000	$ 21,168
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000® Index
Accumulated Value	32,448	26,209	20,808	25,754	20,495	16,954	12,940	13,656	11,274	10,000	$ 38,012
Russell 2000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 2000® Index
Accumulated Value	$ 22,203	$ 19,906	$ 17,024	$ 21,397	$ 18,636	$ 15,535	$ 12,376	$ 13,908	$ 12,131	$ 10,000	$ 25,047